Offerings	Oct. 09, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Non-Convertible Debt
Security Class Title	3.750% Senior Notes due 2029
Amount Registered | shares	562,950,000
Maximum Aggregate Offering Price	$ 562,685,414.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 48,953.63
Offering Note	The registration fee is calculated in accordance with Rule 457(o) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). This "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Filing Fee Tables" in the registrant's Registration Statement on Form S-3 (File No. 333-277003) in accordance with Rules 456(b) and 457(r) under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Non-Convertible Debt
Security Class Title	4.250% Senior Notes due 2035
Amount Registered | shares	562,950,000
Maximum Aggregate Offering Price	$ 561,959,208.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 48,890.45
Offering Note	Refer to note 1.